CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

EXHIBIT 99.37

May 7, 2021

Due Diligence Narrative Report for:

CSMC 2021-NQM3

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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TABLE OF CONTENTS

Contact Information	3

Overview

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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OVERVIEW

In December 2020, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 206 mortgage loans. The Due Diligence for these loans took place in January 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	206
Servicer Comment History Review	206
Title/Tax/Lien Review	64

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

  Address Variation
  Applicant in Title
  No Open Mortgage
  Delinquent/Unpaid Taxes
  Other Priority Liens
  HOA/Muni Liens
  Federal/State Tax Liens
  Whether subject mortgage was in 1st Lien Position
  Whether Subject mortgage has been foreclosed
  Potential Assignment Chain issues

Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 206 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-NQM3 CASHFLOW R 05072021.xlsx” file.

The results of this review are:

  Per MBA methodology, all but ten (11) loans were current as of 11/30/2020.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 206 loans and reported any pertinent information based on comment history in “CSMC 2021-NQM3 CH REVIEW R 05072021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 64 mortgage loans and reported to our client in “CSMC 2021- NQM3 Title Review R 05072021.xlsx” the following potential exceptions:

•	3 loans had address variations
•	16 loans showed applicant was not on title
•	0 loan showed no mortgage found
•	6 loans had delinquent or unpaid taxes
•	2 loans had liens other than HOA or municipal prior to mortgage
•	2 loans had municipal liens
•	1 loans had HOA liens
•	1 loans had federal tax liens
•	0 loans had state tax liens
•	4 loans showed mortgage not found in first lien position
•	0 loans showed mortgage as being foreclosed
•	0 loans had potential assignment chain issues
•	37 loans in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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